091-17875 [handwritten initials]

For Internal Use Only
Sec File No. 9-

Submit 1 Original
and 9 Copies

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

14011558

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   iShares Yield Optimized Bond ETF
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   BYLD
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
James G. Ongena

Title:
Executive Vice President and General Counsel

Telephone Number:
312-663-2937

Manual Signature of Official Responsible for Form:
[signature]

Date:
April 28, 2014

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 02 2014

SEC 2449 (6-01)

CHX

Chicago Stock Exchange

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
MAY - 2 2014
DIVISION OF TRADING & MARKETS

3:35

SEC / MR

SEC
Mail Processing
Section
MAY 2 2014
Washington DC
404

April 28, 2014

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

BCHP	EGShares Blue Chip ETF
BYLD	iShares Yield Optimized Bond ETF
OSMS	Barclays OFI SteelPath MLP ETNs

If you have any questions about this filing, please contact me at (312) 663-2937.

Sincerely,

James G. Ongena
Senior Vice President and General Counsel

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	MAY 02 2014

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